INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of Income Before Income Taxes

	Years ended December 31,
In millions	2023	2022	2021
U.S. income (1)	$136.3	$69.1	$71.9
Foreign income (1)	90.1	142.9	144.7
Income before income taxes	$226.4	$212.0	$216.6
(1)	The change in the mix of earnings between U.S. and foreign operations from 2022 to 2023 primarily relates to a legal entity restructuring implemented in anticipation of the IPO and the Separation.

Schedule of Income Tax Expense (Benefit)

	Years ended December 31,
In millions	2023	2022	2021
Current
U.S. federal and state	$38.4	$28.6	$15.5
Foreign	26.7	25.7	33.7
Total current income tax expense	65.1	54.3	49.2
Deferred
U.S. federal and state	(10.4)	(11.4)	1.6
Foreign	0.4	(1.3)	(4.3)
Total deferred income tax expense (benefit)	(10.0)	(12.7)	(2.7)
Income tax expense	$55.1	$41.6	$46.5

Summary of Income Tax Rate to The Effective Tax Rate

	Years ended December 31,
	2023	2022	2021
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income tax, net of federal effect	1.4%	0.9%	1.0%
Differences in rates and taxability of foreign subsidiaries and joint ventures	3.9%	(2.6)%	(1.2)%
Research tax credits	(1.3)%	(0.6)%	(1.1)%
Foreign derived intangible income	(1.7)%	(1.3)%	(1.2)%
Valuation allowance	—%	(0.4)%	0.7%
Uncertain tax positions	0.1%	2.5%	1.6%
Other, net	0.9%	0.1%	0.7%
Effective tax rate	24.3%	19.6%	21.5%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
In millions	2023	2022
Deferred tax assets
Foreign carryforward benefits	$5.6	$18.6
Accrued expenses	14.3	15.5
Warranty expenses	2.5	3.5
Lease liabilities	2.7	4.1
Research and development capitalization	15.6	—
Other	5.1	12.3
Gross deferred tax assets	45.8	54.0
Valuation allowance	(3.7)	(16.4)
Total deferred tax assets	42.1	37.6
Deferred tax liabilities
Property, plant and equipment	7.8	8.0
Unremitted income of foreign subsidiaries and joint ventures	13.9	12.4
Employee benefit plans	0.7	1.2
Lease assets	3.2	4.0
Other	3.7	5.0
Total deferred tax liabilities	29.3	30.6
Net deferred tax assets	$12.8	$7.0

Summary of Valuation Allowance

	Years ended December 31,
In millions	2023	2022	2021
Balance at beginning of year	$16.4	$17.6	$16.0
Additions charged to tax expense	0.1	0.4	2.1
Valuation allowance reversal	—	(1.6)	(0.5)
Other (1)	(12.8)	—	—
Balance at end of year	$3.7	$16.4	$17.6
(1)	Pursuant to the Separation Agreement, includes certain assets and liabilities, including deferred tax assets, and corresponding valuation allowances which were retained by Cummins. In addition, includes impact of currency changes and the expiration of net operating losses for which a full valuation allowance was recorded.

Schedule of Income Tax Amounts Recognized in Balance Sheet

	December 31,
In millions	2023	2022
Prepaid expenses and other current assets
Refundable income taxes	$2.0	$0.8
Other assets
Deferred income tax assets	$14.2	$14.3
Other accrued expenses
Income tax payable	$10.3	$6.0
Other liabilities
One-time transition tax	$—	$0.7
Deferred income tax liabilities	$1.4	$7.3

Schedule of Unrecognized Tax Benefits

	December 31,
In millions	2023	2022	2021
Balance at beginning of year	$22.2	$19.0	$16.6
Additions to current year tax positions	0.2	3.2	2.4
Additions to prior years’ tax positions	—	—	—
Reductions to prior years’ tax positions(1)	(22.2)	—	—
Balance at end of year	$0.2	$22.2	$19.0
(1)	Pursuant to the Separation Agreement, includes certain assets and liabilities, including contingency reserves which were retained by Cummins